Leases (Details 1) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Maturities of operating lease liabilities
Fiscal 2024	$ 50,684
Fiscal 2025	100,012
Fiscal 2026	100,012
Fiscal 2027	100,012
Fiscal 2028	89,361
Thereafter	245,262
Total future minimum lease payments	685,343
Less: Imputed interest	(195,669)
Total	$ 489,674	$ 527,679